Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Open Ended Fund
Financial Instruments
Assets at fair value	$ 4,688,202	$ 7,662,726
Other Equity Instruments
Financial Instruments
Assets at fair value	5,751,001	6,545,625
Other Financial Assets
Financial Instruments
Assets at fair value		72,612
Warrants issued by UHI
Financial Instruments
Assets at fair value	33,775,451	34,921,530
Derivative financial instruments
Financial Instruments
Assets at fair value	4,592	1,035,522
Recurring basis
Financial Instruments
Assets at fair value	44,219,246	50,269,007
Liabilities at fair value	915,290	148,061
Recurring basis | Derivative financial instruments
Financial Instruments
Liabilities at fair value	915,290	148,061
Recurring basis | Temporary investments
Financial Instruments
Assets at fair value		30,992
Recurring basis | Open Ended Fund | FVOCIL
Financial Instruments
Assets at fair value	4,688,202	7,662,726
Recurring basis | Other Equity Instruments | FVOCIL
Financial Instruments
Assets at fair value	5,751,001	6,545,625
Recurring basis | Other Financial Assets | FVOCIL
Financial Instruments
Assets at fair value		72,612
Recurring basis | Derivative financial instruments
Financial Instruments
Assets at fair value	4,592	1,035,522
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis
Financial Instruments
Assets at fair value	5,751,001	6,649,229
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Temporary investments
Financial Instruments
Assets at fair value		30,992
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Other Equity Instruments | FVOCIL
Financial Instruments
Assets at fair value	5,751,001	6,545,625
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Other Financial Assets | FVOCIL
Financial Instruments
Assets at fair value		72,612
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis
Financial Instruments
Assets at fair value	4,692,794	8,698,248
Liabilities at fair value	915,290	148,061
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments
Financial Instruments
Liabilities at fair value	915,290	148,061
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Open Ended Fund | FVOCIL
Financial Instruments
Assets at fair value	4,688,202	7,662,726
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments
Financial Instruments
Assets at fair value	4,592	1,035,522
Internal Models with Significant Unobservable Inputs (Level 3)
Financial Instruments
Assets at fair value	33,775,451	34,921,530	$ 36,395,183
Internal Models with Significant Unobservable Inputs (Level 3) | Recurring basis
Financial Instruments
Assets at fair value	33,775,451	34,921,530
UHI | Warrants issued by UHI
Financial Instruments
Assets at fair value	33,775,451	34,921,530
UHI | Recurring basis | Other Equity Instruments
Financial Instruments
Assets at fair value		34,921,530
UHI | Recurring basis | Warrants issued by UHI | FVOCIL
Financial Instruments
Assets at fair value	33,775,451
UHI | Internal Models with Significant Unobservable Inputs (Level 3) | Recurring basis | Warrants issued by UHI
Financial Instruments
Assets at fair value		$ 34,921,530
UHI | Internal Models with Significant Unobservable Inputs (Level 3) | Recurring basis | Warrants issued by UHI | FVOCIL
Financial Instruments
Assets at fair value	$ 33,775,451